CONCORDE WEALTH MANAGEMENT FUND
SCHEDULE OF INVESTMENTS IN SECURITIES
June 30, 2020 (Unaudited)

	Shares or
	Principal	Fair	Percent of
	Amount	Value	Net Assets
COMMON STOCKS - 47.69%
FINANCE & INSURANCE
JPMorgan Chase & Co.	4,000	$376,240	1.49

HEALTH CARE
Encompass Health Corp.	6,500	402,545	1.59

INFORMATION
CenturyLink, Inc.	35,500	356,065	1.41
Comcast Corp. - Class A	9,800	382,004	1.51
Discovery Communications, Inc. (a)	18,000	346,680	1.37
Microsoft Corp.	6,700	1,363,517	5.39
The Walt Disney Co.	4,600	512,946	2.03
		2,961,212	11.71
MANUFACTURING
AbbVie, Inc.	4,500	441,810	1.75
Exxon Mobil Corp.	6,400	286,208	1.13
Fortune Brands Home & Security, Inc.	8,500	543,405	2.15
Johnson & Johnson	2,500	351,575	1.39
The Boeing Co.	2,300	421,590	1.67
The Hershey Co.	2,590	335,716	1.33
		2,380,304	9.42
MINING, QUARRYING & OIL & GAS EXTRACTION
Franco-Nevada Corp. (b)	5,600	781,984	3.09
Pioneer Natural Resources Co.	4,750	464,075	1.84
Schlumberger Ltd.	11,200	205,968	0.81
		1,452,027	5.74
PROFESSIONAL, SCIENTIFIC & TECHNICAL SERVICES
Vivendi SA - ADR (b)	15,000	385,875	1.53

REAL ESTATE & RENTAL & LEASING
The Howard Hughes Corp. (a)	7,500	389,625	1.54

RETAIL TRADE
Amazon.com, Inc. (a)	220	606,940	2.40
Hanesbrands, Inc.	33,000	372,570	1.48
Lowe’s Companies, Inc.	4,500	608,040	2.40
The TJX Companies, Inc.	7,500	379,200	1.50
		1,966,750	7.78
TRANSPORTATION & WAREHOUSING
Kansas City Southern	1,600	238,864	0.94
Southwest Airlines Co.	8,700	297,366	1.18
Union Pacific Corp.	2,200	371,954	1.47
		908,184	3.59
UTILITIES
Kinder Morgan, Inc.	23,500	356,495	1.41

WHOLESALE TRADE
DuPont de Nemours, Inc.	9,000	478,170	1.89
TOTAL COMMON STOCKS (Cost $8,602,173)		12,057,427	47.69

EXCHANGE TRADED FUNDS - 6.23%
JPMorgan Ultra-Short Income Exchange-Traded Fund	5,000	253,650	1.00
PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	2,500	254,225	1.01
Sprott Physical Gold Trust (a)(b)	74,500	1,066,095	4.22
TOTAL EXCHANGE TRADED FUNDS (Cost $1,261,800)		1,573,970	6.23

CLOSED-END FUNDS - 4.95%
PIMCO Flexible Credit Income Fund - Institutional Class (e)	47,619	390,003	1.54
Pioneer ILS Interval Fund (e)	101,112	862,488	3.41
TOTAL CLOSED-END FUNDS (Cost $1,500,000)		1,252,491	4.95

OPEN-END FUNDS - 4.11%
Cohen & Steers Global Realty Shares, Inc. - Institutional Class	5,465	257,449	1.02
JPMorgan International Unconstrained Equity Fund - Institutional Class	19,343	410,274	1.62
Morgan Stanley Global Fixed Income Opportunities Fund - Institutional Class	65,259	370,669	1.47
TOTAL OPEN-END FUNDS (Cost $1,047,292)		1,038,392	4.11

PRIVATE FUNDS - 5.28%
LLR Equity Partners V, L.P. (d)(e)		740,000	714,145	2.82
LRVHealth, L.P. (a)(d)(e)		100,000	79,981	0.32
Partners Group Private Equity (Master Fund) LLC - Class I (d)(e)		89,425	540,080	2.14
TOTAL PRIVATE FUNDS (Cost $1,286,609)			1,334,206	5.28

REITS - 3.62%
REAL ESTATE & RENTAL & LEASING
First Industrial Realty Trust, Inc.		5,500	211,420	0.84
Medical Properties Trust, Inc.		22,000	413,600	1.64
VEREIT, Inc.		45,000	289,350	1.14
TOTAL REITS (Cost $819,047)			914,370	3.62

ROYALTY TRUST - 5.64%
CONSTRUCTION
Texas Pacific Land Trust		2,400	1,427,256	5.64
TOTAL ROYALTY TRUST (Cost $332,446)			1,427,256	5.64

CORPORATE BONDS - 4.80%
FINANCE & INSURANCE
Discover Financial Services, 3.850%, 11/21/2022		200,000	211,836	0.84
Ford Motor Credit Co. LLC, 3.550%, 05/20/2021		150,000	146,442	0.58
JPMorgan Chase & Co., 4.625% to 11/01/2022 then 3 Month LIBOR USD + 2.580%, Perpetual (f)		225,000	211,320	0.84
U.S. Bancorp, 5.125% to 01/15/2021 then 3 Month LIBOR USD + 3.486%, Perpetual (f)		180,000	174,622	0.69
			744,220	2.95
INFORMATION
Fiserv, Inc., 3.500%, 10/01/2022		200,000	211,366	0.84

MINING, QUARRYING AND OIL AND GAS EXTRACTION
Freeport-McMoRan, Inc., 3.550%, 03/01/2022		150,000	150,000	0.59

RETAIL TRADE
CVS Health Corp., 3.700%, 03/09/2023		100,000	107,393	0.42
TOTAL CORPORATE BONDS (Cost $1,177,068)			1,212,979	4.80

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 13.97%
United States Treasury Notes
1.875%, 01/31/2022		1,600,000	1,642,813	6.50
2.250%, 11/15/2024		1,000,000	1,087,148	4.30
2.625%, 08/31/2020		800,000	803,239	3.17
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $3,378,058)			3,533,200	13.97

SHORT-TERM INVESTMENT - 4.52%
MONEY MARKET FUND
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 0.05% (c)		1,142,043	1,142,043	4.52
TOTAL SHORT-TERM INVESTMENT (Cost $1,142,043)			1,142,043	4.52

Total Investments (Cost $20,546,536) - 100.81%			25,486,334	100.81
Liabilities in Excess of Other Assets - (0.81)%			(204,018))	(0.81)
TOTAL NET ASSETS - 100.00%			$25,282,316	100.00%

ADR	American Depository Receipt
REIT	Real Estate Investment Trust
(a)	Presently non-income producing.
(b)			Foreign issued security listed directly on a U.S. securities exchange.
(c)			This security has a fluctuating yield; rate disclosed is the 7-day yield as of June 30, 2020.
(d)			Securities for which market quotations are not readily available are valued at fair value determined by the Advisor. Such values are approved on a quarterly basis by the Board of Directors.
(e)			Restricted securities may be subject to restrictions on disposition imposed by the issuer. At June 30, 2020, restricted securities represented 10.23% of net assets of the Fund.
(f)			Variable rate security; rate disclosed is the current rate as of June 30, 2020

Securities Valuation as of June 30, 2020 (Unaudited)

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  FASB ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”) defines fair values, establishes a hierarchy that prioritized inputs to valuation techniques used to measure fair value in accordance with U.S. GAAP and requires disclosuure about fair value measurements. Under ASC 820, various inputs are used in determining the value of the Fund’s investments. The three levels of inputs are as follows:

Level 1 –Quoted unadjusted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the date of measurement.

Level 2 –Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and simlar data.

Level 3 –Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use in valuing the asset or liability based on the best available information.

Certain restricted securities may be considered illiquid.  Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the Fund’s Board of Directors as reflecting fair value.  Certain restricted securities eligible for resale to qualified institutional investors, including Rule 144A securities, are not subject to the limitation on the Funds’ investments in illiquid securities if they are determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors.

Additional information on each illiquid restricted security held by the Fund on June 30, 2020 is as follows:

	Security	Initial Acquisition Date		Shares	Cost	Value	% of Net Assets
	Partners Group Private Equity (Master Fund) LLC - Class I	December 1, 2017		89,425	$500,000	$540,080	2.14%
	LLR Equity Partners V, L.P.	March 14, 2018		740,000	$686,609	$714,145	2.82%
	PIMCO Flexible Credit Income Fund - Institutional Class	March 15, 2018		47,619	$500,000	$390,003	1.54%
	Pioneer ILS Interval Fund	August 27, 2018		101,112	$1,000,000	$862,488	3.41%
	LRVHealth, L.P.	July 16, 2019		100,000	$100,000	$79,981	0.32%

The following table summarized the inputs used to value the Fund’s investments measured at fair value as of June 30, 2020:

Categories		Practical Expedient*		Level 1	Level 2	Level 3	Total
	Common Stocks
	Finance & Insurance	$-		$376,240	$-	$-	$376,240
	Health Care	-		402,545	-	-	402,545
	Information	-		2,961,212	-	-	2,961,212
	Manufacturing	-		2,380,304	-	-	2,380,304
	Mining, Quarrying & Oil & Gas Extraction	-		1,452,027	-	-	1,452,027
	Professional, Scientific & Technical Services	-		385,875	-	-	385,875
	Real Estate & Rental & Leasing	-		389,625	-	-	389,625
	Retail Trade	-		1,966,750	-	-	1,966,750
	Transportation & Warehousing	-		908,184	-	-	908,184
	Utilities	-		356,495	-	-	356,495
	Wholesale Trade	-		478,170	-	-	478,170
	Total Common Stocks	-		12,057,427	-	-	12,057,427
	Exchange Traded Funds	-		1,573,970	-	-	1,573,970
	Closed-End Funds	-		1,252,491	-	-	1,252,491
	Open-End Funds	-		1,038,392	-	-	1,038,392
	Private Funds	1,334,206	^	-	-	-	1,334,206
	REITs
	Real Estate & Rental & Leasing	-		914,370	-	-	914,370
	Total REITs	-		914,370	-	-	914,370
	Royalty Trust
	Construction	-		1,427,256	-	-	1,427,256
	Total Royalty Trust	-		1,427,256	-	-	1,427,256
	Corporate Bonds
	Finance & Insurance	-		-	744,220	-	744,220
	Information	-		-	211,366	-	211,366
	Mining, Quarrying & Oil & Gas Extraction	-		-	150,000		150,000
	Retail Trade	-		-	107,393	-	107,393
	Total Corporate Bonds	-		-	1,212,979	-	1,212,979
	U.S. Government & Agency Obligations	-		-	3,533,200	-	3,533,200
	Short-Term Investment	-		1,142,043	-	-	1,142,043
	Total Assets	$1,334,206		$19,405,949	$4,746,179	$-	$25,486,334

*
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts present in the schedule of investments.

^	Security	Withdrawals Permitted	Redemption Notice Period	Investment Objective	Investment Strategy	Lock Up Period
	Partners Group Private Equity (Master Fund) LLC - Class I	Not Applicable(1)	Not Applicable	Capital Appreciation	Globally diversified portfolio of private equity investments	None
	LLR Equity Partners V, L.P.	No	Not Applicable	Capital Appreciation	Diversified portfolio of equity investments in lower middle market growth companies primarily focused on software and services	Not Applicable
	LRVHealth, L.P	No	Not Applicable	Capital Growth	Non-diversified portfolio of insurance-linked securities	Not Applicable

(1)
Up to 5% of the Fund’s net asset value per quarter via tender offer. The tender offer is subject to board approval and not a guarantee of future liquidity. A 2% early repurchase fee will be imposed for repurchases made within one year of investment.

The following is a reconciliation of Level 3 assets for which significant unobserable inputs were used to determine fair value
		Private Fund, at Fair Value
	Balance as of October 1, 2019	$56,878
	Purchases	25,000
	Sales	-
	Realized gain/(loss)	-
	Change in unrealized appreciation/(depreciation)	(1,897)
	Transfers in and/or out of Level 3	(79,981)
	Balance as of June 30, 2020	$-

The Fund held no Level 3 investments as of June 30, 2020.

Derivative Investments
The average monthly value outstanding of options written during the period ended June 30, 2020 for the Fund was $6,105.

The Fund did not hold any derivatives as of June 30, 2020.